EARNINGS PER SHARE CALCULATIONS	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE CALCULATIONS

Net Income In millions	2010	2009	2008
Net income from continuing operations	$2,321	$566	$626
Income from discontinued operations, net of income taxes	—	110	28
Net income attributable to noncontrolling interests	(11)	(28)	(75)
Net income attributable to The Dow Chemical Company	$2,310	$648	$579
Preferred stock dividends	(340)	(312)	—
Net income available for common stockholders	$1,970	$336	$579

Earnings Per Share Calculations - Basic Dollars per share	2010	2009	2008
Net income from continuing operations	$2.06	$0.54	$0.67
Income from discontinued operations, net of income taxes	—	0.10	0.03
Net income attributable to noncontrolling interests	(0.01)	(0.02)	(0.08)
Net income attributable to The Dow Chemical Company	$2.05	$0.62	$0.62
Preferred stock dividends	(0.30)	(0.30)	—
Net income available for common stockholders	$1.75	$0.32	$0.62

Earnings Per Share Calculations - Diluted Dollars per share	2010	2009	2008
Net income from continuing operations	$2.03	$0.54	$0.67
Income from discontinued operations, net of income taxes	—	0.10	0.03
Net income attributable to noncontrolling interests	(0.01)	(0.02)	(0.08)
Net income attributable to The Dow Chemical Company	$2.02	$0.62	$0.62
Preferred stock dividends (1)	(0.30)	(0.30)	—
Net income available for common stockholders	$1.72	$0.32	$0.62

Shares in millions
Weighted-average common shares - basic	1,125.9	1,043.2	930.4
Plus dilutive effect of stock options and awards	17.9	10.7	8.6
Weighted-average common shares - diluted	1,143.8	1,053.9	939.0
Stock options and deferred stock awards excluded from EPS calculations (2)	45.7	57.3	42.8
Conversion of preferred stock excluded from EPS calculations (3)	96.8	78.5	—

(1)	Preferred stock dividends were not added back in the calculation of diluted earnings per share because the effect of adding them back would have been antidilutive.

(2)
These outstanding options to purchase shares of common stock and deferred stock awards were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.

(3)
Conversion of the Cumulative Convertible Perpetual Preferred Stock, Series A into shares of the Company’s common stock was excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.